STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - Non-Qualified Stock Options and Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding	11,819,600	7,146,000	8,773,500
Granted	367,500	5,257,600	560,000
Expired	(487,500)	(10,000)	(1,971,650)
Forfeited		(125,000)	(120,000)
Exercised		(449,000)	(95,850)
Outstanding	11,699,600	11,819,600	7,146,000	8,773,500
Exercisable	11,077,097	11,267,723
Exercise Price
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeLowerRangeLimit	$ 0.63	$ 0.63	$ 0.25	$ 0.25
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeUpperRangeLimit	1.75	1.75	1.75	1.75
Granted (Lower Limit)	0.77	0.72	0.84
Granted (Upper Limit)	0.80	1.25	1.16
Expired (Lower Limit)			0.73
Expired	$ 1.51	1.25
Expired (Upper Limit)			1.25
Forfeited (Lower Limit)		0.92	0.93
Forfeited
Forfeited (Upper Limit)		1.03	1.03
Exercised (Lower Limit)		0.25	0.345
Exercised
Exercised (Upper Limit)		0.345	1.25
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeLowerRangeLimit	$ 0.63	0.63	0.25	0.25
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeUpperRangeLimit	1.75	1.75	1.75	1.75
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsExercisableExercisePriceRangeLowerRangeLimit	0.63	0.63
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsExercisableExercisePriceRangeUpperRangeLimit	1.75	1.75
Weighted Average Exercise Price
Outstanding	1.15	1.16	1.13
Granted	0.79	1.07	0.96
Expired	$ 1.51	1.25	1.02
Forfeited		0.93	0.99
Exercised		0.34	0.76
Outstanding	$ 1.12	1.15	$ 1.16	$ 1.13
Exercisable	$ 1.14	$ 1.16